Annual Fund Operating Expenses - PIMCO Total Return Fund II	Dec. 01, 2021
Institutional
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
I-2
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
Administrative
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%